Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 17,358,914	$ 18,793,951	$ 29,410,550
Guangdong province [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	14,662,029	13,522,929	15,209,518
Xinjiang province [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 2,696,885	$ 5,271,022	$ 14,201,032